SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Effect of Share-based Compensation Statements of Operations
The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2015	2016	2017
Research and development expenses	$468	$541	$1,932
General and administrative expenses	661	411	2,042
	$1,129	$952	$3,974

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of options granted to employees in 2015, 2016 and 2017 were $1,618, $986 and $9,841, respectively. The underlying data used for computing the fair value of the options are as follows:

	2015	2016	2017
Value of one ordinary share	$6.31	$11.99	$20.47-$24.37
Dividend yield	0%	0%	0%
Expected volatility	62.46%-66.22%	68.46%-79.1%	72.91%-78.71%
Risk-free interest rate	1.61%-1.81%	0.95%-1.34%	1.57%-2.23%
Expected term	5.5-7.5 years	5-6.71 years	5-7 years

Schedule of Stock Option Activity
The following table summarizes the number of options granted to employees under the Plan for the years ended December 31, 2015, 2016 and 2017, and related information:

	Year ended December 31
	2015			2016			2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	-	-	-	312,194	$1.59	9.25	402,955	$1.59	8.55
Granted	312,194	$1.59	9.25	90,761	$1.59	9.59	468,572	$4.99	9.52
Forfeited	-	-	-	-	-	-	(21,747)	$2.25	7.87
Options outstanding at the end of the year	312,194	$1.59	9.25	402,955	$1.59	8.55	849,780	$3.45	8.63
Options exercisable at the end of the year	97,560	$1.59	9.25	192,338	$1.59	9.59	297,420	$1.59	7.49

Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
Upon the occurrence of a merger or sale, 100% of the unvested options shall become fully vested, provided, that the grantee is continuously a service provider of the Company at such time.
2017
Value of one ordinary share	$24.37
Dividend yield	0%
Expected volatility	72.91 -76.63%
Risk-free interest rate	1.91%-2.16%
Expected term	10 years

Schedule of Stock Option Activity
The following table summarizes the number of options granted to non-employees under the Plan for the year ended December 31, 2017, and related information:

	2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	-	-	-
Granted	121,680	$5.12	9.54
Options outstanding at the end of the year	121,680	$5.12	9.54
Options exercisable at the end of the year	7,614	$1.59	9.54